Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Raw materials	$ 2,450	$ 2,603
Work in progress	3,636	4,056
Finished goods	12,599	12,053
Inventories	$ 18,685	$ 18,712